Schedule I Condensed Non-Consolidated Financial Information of Registrant - Supplemental Cash Flow Information (Details) - Teekay Parent - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Supplemental Cash Flow [Line Items]
Dividends received	$ 31.8	$ 10.0	$ 10.0
Return of capital to parent			$ 1.7